Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale NG Renewables and Grain LNG (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	£ 9,532	£ 9,729	£ 9,847
Other intangible assets	3,564	3,431
Property, plant and equipment	74,091	68,907
Cash and cash equivalents	1,178	559	163	£ 204
Financial investments	6,429	4,332
Total assets	106,742	98,325
Borrowings	(47,539)	(47,072)	£ (42,985)
Total liabilities	(68,916)	(68,433)
Net assets	37,826	£ 29,892
National Grid Renewables | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	53
Other intangible assets	0
Property, plant and equipment	340
Investments in joint ventures and associates	873
Trade and other receivables	51
Cash and cash equivalents	30
Financial investments	40
Other assets	141
Total assets	1,528
Borrowings	(2)
Other liabilities	(106)
Total liabilities	(108)
Net assets	1,420
Grain LNG | Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill	0
Other intangible assets	25
Property, plant and equipment	898
Investments in joint ventures and associates	0
Trade and other receivables	31
Cash and cash equivalents	123
Financial investments	0
Other assets	23
Total assets	1,100
Borrowings	(132)
Other liabilities	(194)
Total liabilities	(326)
Net assets	£ 774